UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657
                                                     ---------

                       OPPENHEIMER DEVELOPING MARKETS FUND
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.1%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Amtek Auto Ltd. 1,2                                                       9,513,158      $  60,262,490
------------------------------------------------------------------------------------------------------
Rico Auto Industries Ltd.                                                   377,960            766,792
                                                                                         -------------
                                                                                            61,029,282
------------------------------------------------------------------------------------------------------
AUTOMOBILES--5.2%
Bajaj Auto Ltd.                                                             523,100         22,920,534
------------------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                           819,700         67,206,552
------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                                          359,820         20,101,663
------------------------------------------------------------------------------------------------------
Kia Motors Corp.                                                          3,773,825         89,195,280
------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                               52,157,000         47,344,509
------------------------------------------------------------------------------------------------------
Ssangyong Motor Co. 1,2                                                   9,288,950         83,873,721
                                                                                         -------------
                                                                                           330,642,259
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Danubius Hotel & Spa Rt. 2                                                  199,271          5,377,167
------------------------------------------------------------------------------------------------------
Hongkong & Shanghai Hotels Ltd. (The)                                    13,741,500         14,984,178
------------------------------------------------------------------------------------------------------
Intralot SA Integrated Lottery                                              727,660         11,495,961
------------------------------------------------------------------------------------------------------
Jollibee Foods Corp.                                                     38,294,000         28,006,166
                                                                                         -------------
                                                                                            59,863,472
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.9%
Consorcio Ara SA de CV                                                    6,957,000         28,995,737
------------------------------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B 2                                     19,813,100         67,901,673
------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA Empreendimentos e Participacoes                     390,000          4,336,283
------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA, GDR 4                                              589,620         64,563,390
------------------------------------------------------------------------------------------------------
Humax Co. Ltd. 1                                                          2,226,065         59,300,537
------------------------------------------------------------------------------------------------------
LG Electronics, Inc.                                                        605,640         45,737,117
------------------------------------------------------------------------------------------------------
LG Electronics, Inc., Preference                                            411,010         20,045,403
------------------------------------------------------------------------------------------------------
SARE Holding SA de CV, Cl. B 1,2                                         40,723,828         39,076,667
------------------------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd. 2                                  17,641,600         47,226,256
                                                                                         -------------
                                                                                           377,183,063
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
GS Home Shopping, Inc. 1                                                    549,941         58,575,707
------------------------------------------------------------------------------------------------------
MEDIA--2.9%
Corporacion Interamericana de Entretenimiento SA de CV 2                 10,023,739         23,309,917
------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                            706,700         56,111,980
------------------------------------------------------------------------------------------------------
Shaw Brothers Ltd.                                                        6,985,000          8,557,179
------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                            10,547,000         28,062,971
------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                4,584,000         24,798,030
------------------------------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd. 1,2                                         1,695,350         22,017,595
------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                        7,682,016         25,905,251
                                                                                         -------------
                                                                                           188,762,923
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Lojas Americanas SA, Preference 1                                     2,592,564,000         72,005,862
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
JD Group Ltd.                                                             1,610,192         17,956,770
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Folli-Follie SA                                                             296,650          7,764,425


1        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.4%
------------------------------------------------------------------------------------------------------
BEVERAGES--2.0%
Coca-Cola Femsa SA de CV, Sponsored ADR                                   1,347,500      $  33,943,525
------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                      238,200          7,896,330
------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR, Preference                          948,500         37,181,200
------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR                          273,900         18,622,461
------------------------------------------------------------------------------------------------------
Serm Suk Public Co. Ltd.                                                  7,255,600          3,588,659
------------------------------------------------------------------------------------------------------
United Breweries Holdings Ltd. 2                                          1,303,297         13,297,094
------------------------------------------------------------------------------------------------------
United Breweries Ltd.                                                       713,389         10,627,255
                                                                                         -------------
                                                                                           125,156,524
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR 1                                                           2,865,500         91,667,345
------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                    3,929,100         13,751,850
------------------------------------------------------------------------------------------------------
Jeronimo Martins Sociedade Gestora de Participacoes SA                    1,600,732         23,005,639
------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                    3,933,712         30,526,214
------------------------------------------------------------------------------------------------------
President Chain Store Corp.                                              12,892,074         23,656,593
                                                                                         -------------
                                                                                           182,607,641
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Cosan SA Industria e Comercio 2                                             138,000          3,653,696
------------------------------------------------------------------------------------------------------
Sadia SA, Preference 1                                                   24,431,000         67,522,029
------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                           907,200         19,407,412
                                                                                         -------------
                                                                                            90,583,137
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Able C&C 1,2                                                                656,655         14,896,840
------------------------------------------------------------------------------------------------------
Trent Ltd.                                                                  701,326         12,964,241
                                                                                         -------------
                                                                                            27,861,081
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Amore Pacific Corp.                                                         129,475         42,055,976
------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                        475,300         20,254,445
                                                                                         -------------
                                                                                            62,310,421
------------------------------------------------------------------------------------------------------
TOBACCO--1.8%
Eastern Tobacco Co.                                                         850,191         34,463,475
------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                 22,141,025         64,893,612
------------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk                                                      15,360,500         16,777,803
                                                                                         -------------
                                                                                           116,134,890
------------------------------------------------------------------------------------------------------
ENERGY--6.3%
------------------------------------------------------------------------------------------------------
OIL & GAS--6.3%
Bharat Petroleum Corp. Ltd.                                               3,440,770         32,829,400
------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap ASA                                                3,592,186         17,613,239
------------------------------------------------------------------------------------------------------
Hindustan Petroleum Corp. Ltd.                                            2,734,790         20,247,219
------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                863,050         19,368,316
------------------------------------------------------------------------------------------------------
Pearl Energy Ltd. 2                                                       3,935,000          3,350,421
------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                               1,545,200        104,455,520
------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                  4,497,763         81,634,055
------------------------------------------------------------------------------------------------------
S-Oil Corp.                                                                 799,820         58,435,042
------------------------------------------------------------------------------------------------------
S-Oil Corp., Preference                                                     150,578          8,635,558


2        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
------------------------------------------------------------------------------------------------------
Sinopec Zhenhai Refining & Chemical Co. Ltd., Cl. H                      19,722,000      $  25,941,299
------------------------------------------------------------------------------------------------------
SK Corp.                                                                    607,922         31,641,241
                                                                                         -------------
                                                                                           404,151,310
------------------------------------------------------------------------------------------------------
FINANCIALS--22.0%
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--12.0%
Banco Bradesco SA, Preference                                             2,214,526         67,988,511
------------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E 1                        3,824,185         66,005,433
------------------------------------------------------------------------------------------------------
Banco Nossa Caixa SA 2                                                      843,000         13,508,659
------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                        7,032,927         30,529,324
------------------------------------------------------------------------------------------------------
Bank Leumi Le-Israel                                                     11,691,300         42,536,646
------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 4                            1,783,400         16,585,620
------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR, S Shares                    2,252,808         20,951,114
------------------------------------------------------------------------------------------------------
Daegu Bank                                                                1,667,800         24,040,029
------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                        11,748,400         25,261,786
------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                        23,827,500         37,466,752
------------------------------------------------------------------------------------------------------
Hana Bank                                                                 1,249,330         51,224,001
------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                         3,203,201         51,427,350
------------------------------------------------------------------------------------------------------
HSBC Holdings plc, Sponsored ADR                                            388,858         31,085,309
------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                            2,300,200         58,586,094
------------------------------------------------------------------------------------------------------
Industrial Bank of Korea                                                  1,391,000         20,989,848
------------------------------------------------------------------------------------------------------
Jeonbuk Bank 1                                                            2,049,350         20,000,949
------------------------------------------------------------------------------------------------------
PT Bank Mandiri                                                         311,763,000         40,117,134
------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                          1,288,130         49,293,898
------------------------------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. 2                                              234,206,700         22,486,569
------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi TAO, Cl. D 2                                     2,455,700         12,129,149
------------------------------------------------------------------------------------------------------
Woori Finance Holdings Co. Ltd.                                           3,732,920         67,517,984
                                                                                         -------------
                                                                                           769,732,159
------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Tisco Bank Public Co. Ltd.                                               21,672,580         14,783,550
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
Fubon Financial Holding Co. Ltd.                                         45,167,000         35,903,867
------------------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd., GDR                                     1,624,400         12,881,492
------------------------------------------------------------------------------------------------------
Guoco Group Ltd.                                                          2,560,000         26,476,156
------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                              8,766,051         52,161,280
------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR                              11,889,500         17,774,803
------------------------------------------------------------------------------------------------------
Kiatnakin Bank Public Co. Ltd.                                           24,376,620         16,253,050
------------------------------------------------------------------------------------------------------
Old Mutual plc                                                           18,351,640         47,804,618
                                                                                         -------------
                                                                                           209,255,266
------------------------------------------------------------------------------------------------------
INSURANCE--0.9%
Aksigorta AS 1                                                            8,681,905         57,282,012
------------------------------------------------------------------------------------------------------
REAL ESTATE--4.3%
Hang Lung Development Co.                                                15,450,000         30,084,724
------------------------------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                                      15,602,000         68,793,986
------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA, Sponsored GDR 2                   1,199,100         15,084,678
------------------------------------------------------------------------------------------------------
Link REIT (The) 2                                                        19,891,000         30,908,951
------------------------------------------------------------------------------------------------------
Medinet Nasr for Housing & Development Co. 1                              1,304,396         17,041,504


3        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
------------------------------------------------------------------------------------------------------
Midland Holdings Ltd. 1                                                  44,700,000      $  20,451,533
------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                 452,245,328         68,661,575
------------------------------------------------------------------------------------------------------
Solidere, GDR 2,4                                                         1,707,578         23,393,819
                                                                                         -------------
                                                                                           274,420,770
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Housing Development Finance Corp. Ltd.                                    3,513,500         86,359,824
------------------------------------------------------------------------------------------------------
HEALTH CARE--2.1%
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Diagnosticos da America 1,2                                               2,883,100         51,028,319
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Cipla Ltd.                                                                2,977,473         25,800,657
------------------------------------------------------------------------------------------------------
Divi's Laboratories Ltd. 1                                                  788,816         25,194,326
------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.                                                 1,412,817         11,857,626
------------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                        1,299,363         18,758,509
                                                                                         -------------
                                                                                            81,611,118
------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.8%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Empresa Brasileira de Aeronautica SA                                      2,261,000         16,007,080
------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, Preference                          2,489,500         23,612,684
                                                                                         -------------
                                                                                            39,619,764
------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
Sinotrans Ltd. 1                                                         91,054,000         32,583,866
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.8%
Continental Engineering Corp.                                               487,000            178,726
------------------------------------------------------------------------------------------------------
Empresas ICA SA de CV 2                                                  52,874,600         22,037,344
------------------------------------------------------------------------------------------------------
GS Engineering & Construction Corp.                                         324,560         15,641,446
------------------------------------------------------------------------------------------------------
Hyundai Development Co.                                                     556,520         23,348,583
------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo y el Empleo en America Latina SA de CV 2        36,252,500         27,746,538
------------------------------------------------------------------------------------------------------
Kolon Engineering & Construction Co. Ltd. 2                                 388,900          6,001,201
------------------------------------------------------------------------------------------------------
Kyeryong Construction Industrial Co. Ltd. 1                                 614,082         18,052,531
                                                                                         -------------
                                                                                           113,006,369
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Bharat Heavy Electricals Ltd.                                             1,482,904         46,117,377
------------------------------------------------------------------------------------------------------
Motech Industries, Inc.                                                   3,579,000         40,221,818
                                                                                         -------------
                                                                                            86,339,195
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Koc Holding AS                                                            3,822,832         18,665,811
------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                            704,130         19,016,619
------------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                                            7,409,000         21,550,616
                                                                                         -------------
                                                                                            59,233,046
------------------------------------------------------------------------------------------------------
MACHINERY--2.0%
Hyundai Heavy Industries Co. Ltd.                                           709,406         49,914,832
------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                      2,106,831         77,703,453
                                                                                         -------------
                                                                                           127,618,285


4        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
All America Latina Logistica                                                550,020      $  23,139,031
------------------------------------------------------------------------------------------------------
All America Latina Logistica, GDR 3                                         118,900          5,023,525
------------------------------------------------------------------------------------------------------
Gateway Distriparks Ltd.                                                  1,349,993          7,528,072
                                                                                         -------------
                                                                                            35,690,628
------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
LG International Corp.                                                      135,900          2,519,166
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.5%
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.5%
Benq Corp.                                                               58,481,592         52,580,408
------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                                  1,672,400         24,758,156
------------------------------------------------------------------------------------------------------
Lite-On Technology Corp.                                                 59,653,075         75,199,308
------------------------------------------------------------------------------------------------------
Quanta Computer, Inc.                                                    45,423,650         69,662,562
                                                                                         -------------
                                                                                           222,200,434
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Synnex Technology International Corp.                                    28,680,080         33,801,171
------------------------------------------------------------------------------------------------------
Varitronix International Ltd. 1                                          22,466,000         15,209,875
                                                                                         -------------
                                                                                            49,011,046
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
Mobilians Co. Ltd. 1,2                                                      484,712          7,192,068
------------------------------------------------------------------------------------------------------
NCsoft Corp. 2                                                              222,150         18,447,449
------------------------------------------------------------------------------------------------------
NHN Corp. 2                                                                 320,892         75,467,613
                                                                                         -------------
                                                                                           101,107,130
------------------------------------------------------------------------------------------------------
IT SERVICES--2.4%
Flextronics Software Systems Ltd.                                         1,247,605         18,810,588
------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                     4,080,700         45,262,068
------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                            2,706,335         89,582,106
                                                                                         -------------
                                                                                           153,654,762
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Hynix Semiconductor, Inc. 2                                               3,955,428         83,193,568
------------------------------------------------------------------------------------------------------
Mtekvision Co. Ltd. 1                                                       890,978         28,489,780
------------------------------------------------------------------------------------------------------
Sunplus Technology Co. Ltd.                                              19,331,000         19,306,310
------------------------------------------------------------------------------------------------------
Telechips, Inc. 1                                                           602,545         13,125,318
------------------------------------------------------------------------------------------------------
United Microelectronics Corp.                                           104,236,000         57,638,914
                                                                                         -------------
                                                                                           201,753,890
------------------------------------------------------------------------------------------------------
SOFTWARE--0.1%
Patni Computer Systems Ltd.                                                 673,135          6,641,277
------------------------------------------------------------------------------------------------------
MATERIALS--6.5%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Asian Paints Ltd.                                                         1,249,300         14,295,215
------------------------------------------------------------------------------------------------------
Finetec Corp. 1                                                           1,524,236         17,701,152
------------------------------------------------------------------------------------------------------
Jubilant Organosys Ltd.                                                     156,300          3,379,064
------------------------------------------------------------------------------------------------------
Petkim Petrokimya Holding AS 2                                            3,753,102         21,075,841
                                                                                         -------------
                                                                                            56,451,272
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.3%
Cemex SA de CV, Sponsored ADR                                             1,502,994         84,618,562


5        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
METALS & MINING--4.3%
Anglo Platinum Ltd.                                                         962,400      $  63,742,526
------------------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR                           191,600          5,368,632
------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional SA, Sponsored ADR                          1,538,400         32,044,872
------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                 2,081,500         78,763,960
------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 2                             1,086,000         13,108,020
------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               276,400         36,183,273
------------------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk 1                                                  152,563,700         43,372,224
                                                                                         -------------
                                                                                           272,583,507
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.2%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
PT Indosat Tbk                                                           40,896,500         21,962,628
------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                         165,756,500         90,938,728
------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                         3,192,585         79,687,849
------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                               253,100          4,762,208
                                                                                         -------------
                                                                                           197,351,413
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.1%
America Movil SA de CV, Series L                                          1,307,800         37,560,016
------------------------------------------------------------------------------------------------------
Danal Co. Ltd.                                                              525,104          7,844,298
------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. 2                        12,401,000         17,429,068
------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 2                                                        694,256         30,165,423
------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                 570,295         56,745,998
------------------------------------------------------------------------------------------------------
Shin Corp. Public Co. Ltd. (Holding Co.)                                 65,513,400         61,153,253
------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                         157,288         29,377,219
------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                  3,477,000         73,469,010
------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS, ADR                                      1,660,413         25,321,298
------------------------------------------------------------------------------------------------------
Vodafone Egypt Telecommunications Co. SAE                                 3,637,220         55,310,105
                                                                                         -------------
                                                                                           394,375,688
------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
Centrais Electricas Brasileiras SA, Preference, Cl. B                 2,560,273,700         47,115,543
------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas Gerais, Preference                         55,967,000          2,267,635
------------------------------------------------------------------------------------------------------
EDP-Energias do Brasil SA 2                                                  95,000          1,142,501
------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, Preference 2                              805,669,300         36,563,163
------------------------------------------------------------------------------------------------------
NTPC Ltd.                                                                 5,253,619         11,917,667
                                                                                         -------------
                                                                                            99,006,509
------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
Gail India Ltd.                                                           3,207,870         18,671,215
------------------------------------------------------------------------------------------------------
Transportadora de Gas del Sur SA, Cl. B 2,3                               6,511,286          7,682,933
                                                                                         -------------
                                                                                            26,354,148
                                                                                         -------------
Total Common Stocks (Cost $4,352,723,458)                                                6,088,781,742


                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
------------------------------------------------------------------------------------------------------
Trent Ltd., 2% Sec. Debs., 7/7/10 3  [INR] (Cost $743,371)               32,425,500            622,295



6        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                              UNITS              VALUE
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------
Trent Ltd. Wts., Exp. 1/7/10 2  (Cost $0)                                    63,757      $     487,590


                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.0%
-------------------------------------------------------------------------------------------------------
Undivided interest of 63.51% in joint repurchase agreement
(Principal Amount/Value $500,866,000, with a maturity value of
$500,920,678) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 3.93%, dated 11/30/05, to be repurchased at
$318,132,726 on 12/1/05, collateralized by U.S. Treasury Bonds,
6.25%--8.125%, 5/15/16--8/15/23, with a value of $511,359,151
(Cost $318,098,000)                                                  $  318,098,000        318,098,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $4,671,564,829)                             100.1%     6,407,989,627
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.1)        (7,387,560)
                                                                     ----------------------------------
Net Assets                                                                    100.0%   $ 6,400,602,067
                                                                     ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR        Indian Rupee

1. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2005 amounts to $1,001,929,683. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES         GROSS         GROSS              SHARES
                                             AUGUST 31, 2005     ADDITIONS    REDUCTIONS   NOVEMBER 30, 2005
------------------------------------------------------------------------------------------------------------
Able C&C                                             537,778       124,981         6,104             656,655

Aksigorta AS                                       8,762,905            --        81,000           8,681,905

Amtek Auto Ltd.                                    7,296,853     2,304,705        88,400           9,513,158

Banco Latinoamericano de Exportaciones SA,
Cl. E                                              3,805,885        53,800        35,500           3,824,185

Coca-Cola Femsa SA de CV, Sponsored ADR*           1,360,000            --        12,500           1,347,500

Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Sponsored ADR                       2,892,100            --        26,600           2,865,500

Corporacion GEO SA de CV, Series B*               28,915,000            --     9,101,900          19,813,100

Courts (Singapore) Ltd.                           11,425,000            --    11,425,000                  --

Diagnosticos da America                            2,139,100       771,000        27,000           2,883,100

Divi's Laboratories Ltd.                             796,149            --         7,333             788,816

Finetec Corp.                                      1,538,406            --        14,170           1,524,236

GS Home Shopping, Inc.                               698,292            --       148,351             549,941

Humax Co. Ltd.                                     1,272,452       974,306        20,693           2,226,065

Jeonbuk Bank                                              --     2,060,530        11,180           2,049,350

Kiatnakin Finance Public Co. Ltd.*                25,718,220     2,408,200     3,749,800          24,376,620

Kyeryong Construction Industrial Co. Ltd.            657,218            --        43,136             614,082


7        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Lojas Americanas SA, Preference                  2,226,500,000    390,164,000         24,100,000       2,592,564,000

Medinet Nasr for Housing & Development Co.           1,316,496             --             12,100           1,304,396

Midland Holdings Ltd.                               31,122,000     13,940,000            362,000          44,700,000

Mobilians Co. Ltd.                                          --        489,222              4,510             484,712

Mtekvision Co. Ltd.                                    823,668         75,592              8,282             890,978

PT Aneka Tambang Tbk                               178,972,100             --         26,408,400         152,563,700

Sadia SA, Preference                                16,547,000      8,066,000            182,000          24,431,000

SARE Holding SA de CV, Cl. B                         1,174,416     39,898,933            349,521          40,723,828

Sinotrans Ltd.                                      91,900,000             --            846,000          91,054,000

Ssangyong Motor Co.                                  7,796,210      1,589,820             97,080           9,288,950

Telechips, Inc.                                        608,145             --              5,600             602,545

United Breweries Holdings Ltd.*                      1,465,724             --            162,427           1,303,297

United Breweries Ltd.*                                 719,989             --              6,600             713,389

Varitronix International Ltd.                       11,577,000     11,098,000            209,000          22,466,000

Yedang Entertainment Co. Ltd.                               --      1,706,800             11,450           1,695,350

                                                                                        DIVIDEND            REALIZED
                                                                        VALUE             INCOME         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Able C&C                                                         $ 14,896,840       $         --     $      (188,251)

Aksigorta AS                                                       57,282,012                 --             132,146

Amtek Auto Ltd.                                                    60,262,490                 --             (84,640)

Banco Latinoamericano de Exportaciones SA,
Cl. E                                                              66,005,433            570,883            (234,655)

Coca-Cola Femsa SA de CV, Sponsored ADR*                                   -- *               --              51,222

Companhia Brasileira de Distribuicao Grupo

Pao de Acucar, Sponsored ADR                                       91,667,345                 --              (1,991)

Corporacion GEO SA de CV, Series B*                                        -- *               --          21,160,038

Courts (Singapore) Ltd.                                                    --                 --             (42,532)

Diagnosticos da America                                            51,028,319                 --              87,924

Divi's Laboratories Ltd.                                           25,194,326                 --              (3,105)

Finetec Corp.                                                      17,701,152                 --               4,240

GS Home Shopping, Inc.                                             58,575,707                 --           3,693,043

Humax Co. Ltd.                                                     59,300,537                 --             (51,016)

Jeonbuk Bank                                                       20,000,949                 --             (13,030)

Kiatnakin Finance Public Co. Ltd.*                                         -- *               --          (1,296,841)

Kyeryong Construction Industrial Co. Ltd.                          18,052,531                 --            (247,668)

Lojas Americanas SA, Preference                                    72,005,862            867,140              (6,779)

Medinet Nasr for Housing & Development Co.                         17,041,504            736,147              62,731

Midland Holdings Ltd.                                              20,451,533            401,111             (66,976)

Mobilians Co. Ltd.                                                  7,192,068                 --             (13,583)

Mtekvision Co. Ltd.                                                28,489,780                 --               2,448

PT Aneka Tambang Tbk                                               43,372,224                 --           1,926,477

Sadia SA, Preference                                               67,522,029                 --             (51,719)

SARE Holding SA de CV, Cl. B                                       39,076,667                 --               4,501

Sinotrans Ltd.                                                     32,583,866            431,658             (82,801)

Ssangyong Motor Co.                                                83,873,721                 --             (89,623)


8        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Telechips, Inc.                               13,125,318                    --           (10,556)

United Breweries Holdings Ltd.*                       --*                   --         1,471,001

United Breweries Ltd.*                                --*               24,376            26,490

Varitronix International Ltd.                 15,209,875               216,174           (38,609)

Yedang Entertainment Co. Ltd.                 22,017,595                    --           (17,652)
                                        ---------------------------------------------------------
                                        $  1,001,929,683       $     3,247,489     $  26,080,234
                                        =========================================================

*     No longer an affiliate as of November 30, 2005.

2.    Non-income producing security.

3. Illiquid or restricted. The aggregate value of illiquid securities as of November 30, 2005 was $13,328,753, which represents 0.21% of the Fund's net assets. In addition, the Fund has restricted currency of $273,864, which represents less than 0.005% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $104,542,829 or 1.63% of the Fund's net assets as of November 30, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                               VALUE      PERCENT
--------------------------------------------------------------------
Korea, Republic of South                $ 1,343,586,794        21.0%
India                                       933,291,282        14.6
Brazil                                      891,628,250        13.9
Mexico                                      502,652,958         7.8
Taiwan                                      445,789,325         7.0
United States                               412,826,813         6.4
Indonesia                                   260,513,026         4.1
South Africa                                249,701,087         3.9
Hong Kong                                   225,054,737         3.5
Turkey                                      204,410,194         3.2
Egypt                                       201,097,816         3.1
United Kingdom                              130,317,277         2.0
Thailand                                    118,265,081         1.8
Philippines                                  96,667,741         1.5
Israel                                       73,065,970         1.1
Panama                                       66,005,433         1.0
China                                        58,525,165         0.9
Singapore                                    31,413,392         0.5
Bermuda                                      28,961,725         0.4
Lebanon                                      23,393,819         0.4
Portugal                                     23,005,639         0.4
Argentina                                    22,767,611         0.4
Greece                                       19,260,386         0.3
Norway                                       17,613,239         0.3
Cayman Islands                               17,429,068         0.3
Hungary                                       5,377,167         0.1
Peru                                          5,368,632         0.1
                                       -----------------------------
Total                                  $  6,407,989,627       100.0%
                                       =============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


9        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $4,675,713,193
Federal tax cost of other investments             57,819,187
                                              ---------------
Total federal tax cost                        $4,733,532,380
                                              ===============

Gross unrealized appreciation                 $1,830,327,922
Gross unrealized depreciation                   (108,145,393)
                                              ---------------
Net unrealized appreciation                   $1,722,182,529
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover


10        |       OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual report.

As of November 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                              CONTRACT
                               EXPIRATION       AMOUNT              VALUATION AS OF      UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                DATES       (000S)            NOVEMBER 30, 2005    APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Indian Rupee (INR)                12/1/05         2,214INR          $        48,238      $       53        $      --

Indonesian Rupiah (IDR)           12/1/05     4,778,537IDR                  476,662              --              619

Mexican Peso (MXN)                12/1/05         8,029MXN                  760,532           2,012               --

New Turkish Lira (TRY)            12/1/05         3,891TRY                2,868,639              --            2,116

South African Rand (ZAR)          12/1/05        20,667ZAR                3,197,962          16,394               --

Thai Baht (THB)           12/1/05-12/2/05       415,542THB               10,074,960              --            6,545
                                                                                         ---------------------------

Total unrealized appreciation and depreciation                                           $   18,459       $   9,280
                                                                                         ===========================

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of November 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                                                                  VALUATION AS OF        UNREALIZED
SECURITY               ACQUISITION DATES           COST         NOVEMBER 30, 2005      APPRECIATION
---------------------------------------------------------------------------------------------------
CURRENCY

Argentine Peso (ARP)   10/14/05-10/24/05    $   273,439         $         273,864         $     425


11        |       OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006